Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO			Total Shareholder Return	Peer Group Total Shareholder Return(1)	Net Income (millions)	Operating Income (millions)
2025	$8,074,700	$(5,194,276)	$2,902,051	$793,472	$92.81	$129.35	$369.9	$448.4
2024	$7,790,269	$16,855,709	$2,802,817	$4,310,831	$142.00	$179.62	$299.7	$514.1
2023	$6,379,785	$6,243,398	$2,289,204	$2,326,614	$112.51	$164.16	$258.5	$375.0
2022	$37,993,749	$27,120,091	$4,678,116	$3,426,471	$110.76	$132.09	$332.2	$478.6
2021	$11,153,040	$24,056,522	$2,641,391	$4,742,732	$151.93	$167.26	$289.0	$428.9
(1)Peer group consists of S&P 400 Consumer Discretionary index

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
Patrick Pacious was the PEO for all years in the table. The Non-PEO NEOs for the 5 years are shown in the following table:

Non-PEO NEO	2021	2022	2023	2024	2025
Scott Oaksmith			x	x	x
Dominic Dragisich	x	x	x	x	x
David Pepper	x	x	x	x
Simone Wu	x	x	x	x	x
Patrick Cimerola					x
Raul Ramirez				x
Robert McDowell			x
John Bonds	x	x

PEO Total Compensation Amount	$ 8,074,700	$ 7,790,269	$ 6,379,785	$ 37,993,749	$ 11,153,040
PEO Actually Paid Compensation Amount	$ (5,194,276)	16,855,709	6,243,398	27,120,091	24,056,522
Adjustment To PEO Compensation, Footnote
The calculation of CAP is shown in the table below, which describes the adjustments, each of which is prescribed by SEC rule, to calculate CAP from the Summary Compensation Table amounts. The Summary Compensation Table amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Note that the year over year changes were impacted significantly by the change in the year-end stock prices which decreased by 28% from 2021 to 2022, increased by 25% from 2023 to 2024, and saw a significant decrease of 33% from 2024 to 2025. CAP was also impacted by PVRSUs that did not pay out or paid out below target due to the pandemic and resulting economic shutdown.

			Adjustments for stock and option awards ($ millions)
PEO or Non-PEO	FY	Total Comp from SCT	(Subtract): SCT stock and option award amounts	Add: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	Add (Subtract): Year-over- year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(Subtract): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	Add: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total comp for the covered year	Comp Actually Paid (as calculated)
PEO	2025	8.1	(4.0)	2.4	(11.9)	0.1	—	0.2	(5.2)
PEO	2024	7.8	(3.0)	4.1	8.0	(0.2)	—	0.2	16.9
PEO	2023	6.4	(2.0)	2.3	(1.7)	1.1	—	0.2	6.2
PEO	2022	38.0	(32.0)	26.3	(5.1)	(0.3)	—	0.1	27.1
PEO	2021	11.2	(6.7)	12.5	7.0	0.1	—	—	24.1

Non-PEO(1)	2025	2.9	(1.6)	1.0	(1.5)	—	—	—	0.8
Non-PEO(1)	2024	2.8	(1.5)	2.0	1.0	—	—	—	4.3
Non-PEO(1)	2023	2.3	(1.1)	1.2	(0.3)	0.2	—	—	2.3
Non-PEO(1)	2022	4.7	(3.3)	2.7	(0.7)	(0.1)	—	—	3.4
Non-PEO(1)	2021	2.6	(1.3)	2.3	1.1	—	—	—	4.7
(1)Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 2,902,051	2,802,817	2,289,204	4,678,116	2,641,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 793,472	4,310,831	2,326,614	3,426,471	4,742,732
Adjustment to Non-PEO NEO Compensation Footnote
The calculation of CAP is shown in the table below, which describes the adjustments, each of which is prescribed by SEC rule, to calculate CAP from the Summary Compensation Table amounts. The Summary Compensation Table amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Note that the year over year changes were impacted significantly by the change in the year-end stock prices which decreased by 28% from 2021 to 2022, increased by 25% from 2023 to 2024, and saw a significant decrease of 33% from 2024 to 2025. CAP was also impacted by PVRSUs that did not pay out or paid out below target due to the pandemic and resulting economic shutdown.

			Adjustments for stock and option awards ($ millions)
PEO or Non-PEO	FY	Total Comp from SCT	(Subtract): SCT stock and option award amounts	Add: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	Add (Subtract): Year-over- year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(Subtract): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	Add: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total comp for the covered year	Comp Actually Paid (as calculated)
PEO	2025	8.1	(4.0)	2.4	(11.9)	0.1	—	0.2	(5.2)
PEO	2024	7.8	(3.0)	4.1	8.0	(0.2)	—	0.2	16.9
PEO	2023	6.4	(2.0)	2.3	(1.7)	1.1	—	0.2	6.2
PEO	2022	38.0	(32.0)	26.3	(5.1)	(0.3)	—	0.1	27.1
PEO	2021	11.2	(6.7)	12.5	7.0	0.1	—	—	24.1

Non-PEO(1)	2025	2.9	(1.6)	1.0	(1.5)	—	—	—	0.8
Non-PEO(1)	2024	2.8	(1.5)	2.0	1.0	—	—	—	4.3
Non-PEO(1)	2023	2.3	(1.1)	1.2	(0.3)	0.2	—	—	2.3
Non-PEO(1)	2022	4.7	(3.3)	2.7	(0.7)	(0.1)	—	—	3.4
Non-PEO(1)	2021	2.6	(1.3)	2.3	1.1	—	—	—	4.7
(1)Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 92.81	142.00	112.51	110.76	151.93
Peer Group Total Shareholder Return Amount	129.35	179.62	164.16	132.09	167.26
Net Income (Loss)	$ 369,900,000	$ 299,700,000	$ 258,500,000	$ 332,200,000	$ 289,000,000.0
Company Selected Measure Amount	448.4	514.1	375.0	478.6	428.9
PEO Name	Patrick Pacious	Patrick Pacious	Patrick Pacious
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,000,000.0)	$ (3,000,000.0)	$ (2,000,000.0)	$ (32,000,000.0)	$ (6,700,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,400,000	4,100,000	2,300,000	26,300,000	12,500,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,900,000)	8,000,000.0	(1,700,000)	(5,100,000)	7,000,000.0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,000	(200,000)	1,100,000	(300,000)	100,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,000	200,000	200,000	100,000	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,600,000)	(1,500,000)	(1,100,000)	(3,300,000)	(1,300,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000,000.0	2,000,000.0	1,200,000	2,700,000	2,300,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,000)	1,000,000.0	(300,000)	(700,000)	1,100,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	200,000	(100,000)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0